Rule 497(e)
                                                                File No. 2-89264

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE
INCOME FUND, INC.                          600 Fifth Avenue, New York, NY  10020
(the "Fund")                               (212) 830-5220
--------------------------------------------------------------------------------
                         SUPPLEMENT DATED JUNE 27, 2002,
                 TO THE PROSPECTUS FOR THE CLASS A AND B SHARES
                              DATED AUGUST 28, 2001


In the first sentence under "Investment Objectives" on page 2, the word "regular" is deleted.

Under "Principal Investment Strategies" on page 2, the second paragraph is revised to read as follows:

        "These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations."

In the first sentence under "Investment Objectives" on page 6, the word "regular" is deleted.

Under "Principal Investment Strategies" on page 6, the first four paragraphs are revised to read as follows:

        "Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations, the Fund at all times will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and New York income tax. This policy is fundamental and may not be changed without shareholder approval.

        With respect to 20% of its net assets, the Fund may purchase taxable securities, including Municipal Obligations, whose interest income is subject to federal, state and local income tax. The kinds of taxable securities in which the Fund may invest are limited to short-term, fixed income securities as more fully described in `Description of the Fund and Its investments and Risks - Taxable Securities' in the Statement of Additional Information.

        Included in the same 20% of net assets in taxable securities, the Fund may also purchase Municipal Obligations whose interest income may be subject to the federal alternative minimum tax.

        The Fund may also invest in Participation Certificates in Municipal Obligations. Participation Certificates represent the Fund's interest in a Municipal Obligation that is held by another entity (i.e. banks, insurance companies or other financial institutions). Instead of purchasing a Municipal Obligation directly, the Fund purchases and holds an undivided interest in a Municipal Obligation that is held by a third party. The Fund's interest in the underlying municipal obligation is proportionate to the Fund's participation interest. These Participation Certificates cause the Fund to be treated as the owner of an interest in the underlying Municipal Obligations for federal income tax purposes.

        The Fund may invest more than 25% of its assets in Participation Certificates in purchased from banks in New York Municipal Obligations, including industrial revenue bonds."

In the second sentence of the fifth paragraph under "Principal Investment Strategies" on page 6, the word "regular" is deleted.

The first sentence of the sixth paragraph under "Principal Investment Strategies" on page 6 is revised to read as follows:

        "The Fund will invest primarily in New York Municipal Obligations."

The eighth and ninth paragraphs under "Principal Investment Strategies" on page 7 are revised to delete the phrase "or Participation Certificates" where it appears in these paragraphs.


NY6/02supp

                                                                     Rule 497(e)
                                                                File No. 2-89264

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE
INCOME FUND, INC.                          600 Fifth Avenue, New York, NY  10020
(the "Fund")                               (212) 830-5220
--------------------------------------------------------------------------------
                         SUPPLEMENT DATED JUNE 27, 2002,
                 TO THE PROSPECTUS FOR THE VICTORY CLASS SHARES
                              DATED AUGUST 28, 2001

In the first sentence on page 1, the word "regular" is deleted.

In the first sentence under "Investment Objectives" on page 3, the word "regular" is deleted.

Under "Principal Investment Strategies" on page 3, the second paragraph is revised to read as follows:

        "These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations."

In the first sentence under "Investment Objectives" on page 6, the word "regular" is deleted.

Under "Principal Investment Strategies" on page 6, the first four paragraphs are revised to read as follows:

        "Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations, the Fund at all times will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and New York income tax. This policy is fundamental and may not be changed without shareholder approval.

        With respect to 20% of its net assets, the Fund may purchase taxable securities, including Municipal Obligations, whose interest income is subject to federal, state and local income tax. The kinds of taxable securities in which the Fund may invest are limited to short-term, fixed income securities as more fully described in `Description of the Fund and Its Investments and Risks - Taxable Securities' in the Statement of Additional Information.

        Included in the same 20% of net assets in taxable securities, the Fund may also purchase Municipal Obligations whose interest income may be subject to the federal alternative minimum tax.

        The Fund may also invest in Participation Certificates in Municipal Obligations. Participation Certificates represent the Fund's interest in a Municipal Obligation that is held by another entity (i.e. banks, insurance companies or other financial institutions). Instead of purchasing a Municipal Obligation directly, the Fund purchases and holds an undivided interest in a Municipal Obligation that is held by a third party. The Fund's interest in the underlying municipal obligation is proportionate to the Fund's participation interest. These Participation Certificates cause the Fund to be treated as the owner of an interest in the underlying Municipal Obligations for federal income tax purposes.

        The Fund may invest more than 25% of its assets in Participation Certificates in purchased from banks in New York Municipal Obligations, including industrial revenue bonds."

In the second sentence of the fifth paragraph under "Principal Investment Strategies" on page 6, the word "regular" is deleted.

The first sentence of the sixth paragraph under "Principal Investment Strategies" on page 6 is revised to read as follows:

        "The Fund will invest primarily in New York Municipal Obligations."

The eighth and ninth paragraphs under "Principal Investment Strategies" on pages 6 and 7 are revised to delete the phrase "or Participation Certificates" where it appears in these paragraphs.


VF-NYDTF-SUPP (6/02)

                                                                     Rule 497(e)
                                                                File No. 2-89264

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE
INCOME FUND, INC.                          600 Fifth Avenue, New York, NY  10020
(the "Fund")                               (212) 830-5220
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED JUNE 27, 2002,
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 28, 2001

In the second sentence of the first paragraph under "Description of the Fund and Its Investments and Risks," the word "regular" is deleted.

In the first sentence of the third paragraph under "Description of the Fund and Its Investments and Risks," the word "regular" is deleted.

In the fourth sentence of the fourth paragraph under Description of the Fund and Its Investments and Risks," the word "regular" is deleted.

The fifth sentence of the fourth paragraph under "Description of the Fund and Its Investments and Risks" is revised to read as follows:

               "Except as a temporary defensive measure during periods of adverse market conditions as determined by the Fund's investment manager (the "Manager"), the Fund will invest primarily in New York Municipal Obligations."

The third sentence of the fifth paragraph under "Description of the Fund and Its Investments and Risks" is revised to read as follows:

                "Although the Fund will attempt to invest 100% of its assets in Municipal Obligations and in Participation Certificates, the Fund reserves the right to invest in securities, the interest income on which is subject to federal, state and local income tax."